PREFERRED SHARES	12 Months Ended
Dec. 31, 2025
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
PREFERRED SHARES	PREFERRED SHARES

at December 31, 2025	Number of Shares Outstanding	Current Yield		Annual Dividend Per Share[1,2]	Redemption Price Per Share	Redemption and Conversion Option Date		Right to Convert Into	Carrying Value December 31[3]
									2025	2024	2023
	(thousands)								(millions of Canadian $)

Cumulative First Preferred Shares
Series 1	18,424	4.94%	4	$1.23475	$25.00	December 31, 2029		Series 2	456	456	360
Series 2	3,576	Floating	5	Floating	$25.00	December 31, 2029		Series 1	83	83	179
Series 3	11,715	4.10%	4	$1.0255	$25.00	June 30, 2030	6	Series 4	289	246	246
Series 4	2,285	Floating	5	Floating	$25.00	June 30, 2030	6	Series 3	54	97	97
Series 5	12,071	1.95%		$0.48725	$25.00	January 30, 2026		Series 6	294	294	294
Series 6	1,929	Floating	5	Floating	$25.00	January 30, 2026		Series 5	48	48	48
Series 7	24,000	5.99%	4	$1.49625	$25.00	April 30, 2029		Series 8	589	589	589
Series 9	16,703	5.08%	4	$1.27	$25.00	October 30, 2029		Series 10	410	410	442
Series 10	1,297	Floating	5	Floating	$25.00	October 30, 2029		Series 9	32	32	—
Series 11	—	—		—	—	—		—	—	244	244
									2,255	2,499	2,499
1Each of the even-numbered series of preferred shares, if in existence, will be entitled to receive floating rate cumulative quarterly preferential dividends per share at an annualized rate equal to the 90-day Government of Canada Treasury bill rate (T-Bill rate) plus 1.92 per cent (Series 2), 1.28 per cent (Series 4), 1.54 per cent (Series 6), 2.38 per cent (Series 8), or 2.35 per cent (Series 10). These rates reset quarterly with the then current T-Bill rate.
2The odd-numbered series of preferred shares, if in existence, will be entitled to receive fixed rate cumulative quarterly preferential dividends, which will reset on the redemption and conversion option date and every fifth year thereafter, at an annualized rate equal to the then Five-Year Government of Canada bond yield plus 1.92 per cent (Series 1), 1.28 per cent (Series 3), 1.54 per cent (Series 5), 2.38 per cent (Series 7), or 2.35 per cent (Series 9).
3Net of underwriting commissions and deferred income taxes.
4The fixed rate dividend for Series 3 preferred shares increased from 1.69 per cent to 4.10 per cent on June 30, 2025, and is due to reset on every fifth anniversary thereafter. The fixed rate dividends for Series 1, Series 7 and Series 9 preferred shares increased from 3.48 per cent to 4.94 per cent on December 31, 2024, 3.90 per cent to 5.99 per cent on April 30, 2024 and from 3.76 per cent to 5.08 per cent on October 30, 2024, respectively, and are due to reset on every fifth anniversary thereafter. No Series 7 preferred shares were converted on the April 30, 2024 conversion date.
5The floating quarterly dividend rate for the Series 2 preferred shares is 4.14 per cent for the period starting December 31, 2025 to, but excluding, March 31, 2026. The floating quarterly dividend rate for the Series 4 preferred shares is 3.50 per cent for the period starting December 31, 2025 to, but excluding, March 31, 2026. The floating quarterly dividend rate for the Series 6 preferred shares is 3.97 per cent for the period starting October 30, 2025 to, but excluding, January 30, 2026 The floating quarterly dividend rate for the Series 10 preferred shares is 4.78 per cent for the period starting October 30, 2025 to, but excluding, January 30, 2026. These rates will reset each quarter going forward.
6Adjusted to July 2, 2030 to account for applicable business days.
The holders of preferred shares are entitled to receive a fixed or floating cumulative quarterly preferential dividend as and when declared by the Board. The holders will have the right, subject to certain conditions, to convert their first preferred shares of a specified series into first preferred shares of another specified series on the conversion option date and every fifth anniversary thereafter as indicated in the table above.
TC Energy may, at its option, redeem all or a portion of the outstanding preferred shares for the redemption price per share, plus all accrued and unpaid dividends on the applicable redemption option date and on every fifth anniversary thereafter. In addition, Series 2, Series 4, Series 6 and Series 10 preferred shares are redeemable by TC Energy at any time other than on a designated date for $25.50 per share plus all accrued and unpaid dividends on such redemption date.
On November 28, 2025, TC Energy redeemed all 10 million issued and outstanding Series 11 preferred shares at a redemption price of $25.00 per share and paid the final quarterly dividend of $0.2094375 per Series 11 preferred share for the period up to but excluding November 28, 2025. The Company used the proceeds from the October 2025 issuance of US$370 million of Junior Subordinated Notes to finance this preferred share redemption. Prior to the redemption of the Series 11 preferred shares, Series 12 preferred shares were issuable upon conversion of the Series 11 preferred shares, subject to certain conditions, on previously set conversion dates. At the time of the redemption and cancellation of the Series 11 preferred shares, there were no Series 12 preferred shares outstanding.
On June 30, 2025, 104,778 Series 3 preferred shares were converted, on a one-for-one basis, into Series 4 preferred shares and 1,822,829 Series 4 preferred shares were converted, on a one-for-one basis, into Series 3 preferred shares.
On December 31, 2024, 42,200 Series 1 preferred shares were converted, on a one-for-one basis, into Series 2 preferred shares and 3,889,020 Series 2 preferred shares were converted, on a one-for-one basis, into Series 1 preferred shares.
On October 30, 2024, 1,297,203 Series 9 preferred shares were converted, on a one-for-one basis, into Series 10 preferred shares.